Offerings - Offering: 1	Jul. 24, 2026 USD ($) shares
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Stock
Amount Registered | shares	769,821
Proposed Maximum Offering Price per Unit	17.54
Maximum Aggregate Offering Price	$ 13,502,660.34
Fee Rate	0.01381%
Amount of Registration Fee	$ 1,864.72
Offering Note	1a. Pursuant to Rule 416(a) under the Securities Act of 1933, as amended (the "Securities Act"), this Registration Statement shall also cover any additional shares of common stock that become issuable under the MGP Ingredients, Inc. Amended and Restated 2024 Equity Incentive Plan (the "Plan") by reason of any stock split, stock dividend or other similar transaction effected without the receipt of consideration which results in an increase in the number of shares of outstanding common stock. 1b. Estimated solely for the purpose of calculating the registration fee in accordance with Rule 457(c) and Rule 457(h) of the Securities Act. The proposed maximum offering price per share is calculated on the basis of $17.54, the average of the high and low price of the Registrant's common stock on July 23, 2026, as reported on the Nasdaq Global Select Market, which is within five business days prior to filing this Registration Statement.